RETIREMENT BENEFITS - Health Care Cost-Trend Rate (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
U.S. Postretirement Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Health care cost increase following year (as percent)	7.50%	8.00%
Ultimate rate to which cost increase is assumed to decline (as percent)	5.00%	5.00%
Year in which the ultimate rate is reached	2020	2020
Non-U.S. Postretirement Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Health care cost increase following year (as percent)	6.94%	6.95%
Ultimate rate to which cost increase is assumed to decline (as percent)	6.93%	6.94%
Year in which the ultimate rate is reached	2027	2029